Property, Plant and Equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Detail) $ in Millions	Dec. 31, 2018 USD ($) Project Well
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | Project	60
Projects, Value	$ 4,942
Wells, Number | Well	342
Wells, Value	$ 4,942
Between 1 and 5 Years [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | Project	44
Projects, Value	$ 3,645
Wells, Number | Well	180
Wells, Value	$ 2,670
Between 6 and 10 Years [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | Project	12
Projects, Value	$ 1,059
Wells, Number | Well	143
Wells, Value	$ 1,766
Between 11 and 15 Years [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, Number | Project	4
Projects, Value	$ 238
Wells, Number | Well	16
Wells, Value	$ 441
Between 16 and 20 years [Member]
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Wells, Number | Well	3
Wells, Value	$ 65